STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)							3 Months Ended			6 Months Ended		12 Months Ended
	Nov. 16, 2023	Jul. 06, 2022	Apr. 15, 2022	Mar. 31, 2022	Mar. 01, 2022	Feb. 22, 2022	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023	Oct. 31, 2022	Jun. 23, 2023	Jan. 31, 2023
Class of Stock [Line Items]
Preferred stock, shares authorized							5,000,000			5,000,000		5,000,000	5,000,000
Preferred stock, par value							$ 0.001			$ 0.001		$ 0.001	$ 0.001
Debt conversion price															$ 0.25
Deemed dividend													$ 793,175
Preferred stock, dividend percentage												8.00%
Dividend per share												$ 6.50
Common stock, shares authorized							19,230,770			19,230,770		19,230,770	19,230,770
Common stock, par value							$ 0.001			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued							4,460,535			4,460,535		4,430,535	4,430,535
Common stock, shares outstanding							4,460,535			4,460,535		4,430,535	4,430,535
Loss on conversion of senior secured note payable													$ (695,342)
Shares granted, price per share												$ 0.75
Stock based compensation expense					13,460						0
Share price					$ 26.00
Number of options vested					2,306
Vested on each anniversary date					3,718
Option exercisable period					10 years
Stock based compensation expense							$ 388,367		$ 393,510	$ 772,851	$ 516,072	$ 1,292,270	$ 2,197,597
Share based compensation options, exercisable							862,410			862,410		831,333	734,666
Unrecognized compensation expense							$ 2,726,814			$ 2,726,814		$ 3,506,561	$ 5,072,280
Chief Executive Officer [Member]
Class of Stock [Line Items]
Stock based compensation expense		192,307
Share price		$ 26.00
Number of options vested		38,461
Vested on each anniversary date		38,461
Option exercisable period		10 years
Senior Secured Convertible Note Payable [Member]
Class of Stock [Line Items]
Debt conversion, amount converted						$ 3,000,000
Accrued interest						17,158
Loss on conversion of senior secured note payable						$ 695,342
2021 Senior Note [Member]
Class of Stock [Line Items]
Debt conversion, amount converted			$ 20,000
Accrued interest			704
2021 Senior Note [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Debt conversion, amount converted			300,000
Accrued interest			$ 10,562
Common Stock [Member]
Class of Stock [Line Items]
Shares issued in conversion				569,463
Debt conversion price				$ 6.50
Shares granted								30,000
Common Stock [Member] | Consulting Agreement [Member]
Class of Stock [Line Items]
Shares granted, price per share	$ 15.00
Shares granted	30,000
Consulting expense										$ 450,000
Common Stock [Member] | Senior Secured Convertible Note Payable [Member]
Class of Stock [Line Items]
Debt conversion price						$ 26.00
Debt conversion, shares issued						142,788
Common Stock [Member] | 2021 Senior Note [Member]
Class of Stock [Line Items]
Debt conversion, shares issued			796
Shares granted, price per share			$ 26.00
Common Stock [Member] | 2021 Senior Note [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Debt conversion, shares issued			11,945
Shares granted, price per share			$ 26.00
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized							250,000			250,000		250,000	250,000
Preferred stock, shares issued							0			0		0	0
Preferred stock, shares outstanding							0			0		0	0
Shares converted				136,059
Intrinsic value of beneficial conversion feature				$ 930,577